Shareholder Fees - FidelityManagedRetirementFunds-KComboPRO	Sep. 29, 2023 USD ($)
FidelityManagedRetirementFunds-KComboPRO | Fidelity Managed Retirement 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none